Plan's Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Benefit Obligation	$ 317	$ 339
Fair value of plan assets	488	473
Funded status (prepaid pension assets)	(171)	(134)
Accumulated Benefit Obligation	254	266
Noncurrent liabilities (assets)	(171)	(134)
Net amount recognized	(171)	(134)
Amounts recognized in accumulated comprehensive income (loss) consist of:
Unrecognized net gain (loss)	$ 30	$ (15)